Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Receivables [Abstract]
One-to four-family	$ 216,066	$ 206,908
Multi-family	15,928	15,113
Construction	3,757	2,919
Land	852	677
Farm	30,419	32,413
Nonresidential real estate	30,419	32,413
Commercial and industrial	2,075	1,917
Consumer and other
Loans on deposits	1,415	1,470
Home equity	8,214	7,603
Automobile	91	63
Unsecured	451	508
Loans receivable, gross	282,425	271,886
Allowance for loan losses	(1,456)	(1,576)	$ (1,533)
Loans receivable - net	$ 280,969	$ 270,310